Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
Schedule of changes in carrying amount of goodwill

	Express	Freight	Total
	Delivery	Forwarding	Amount
	RMB	RMB	RMB
Balance at December 31, 2019 and 2020	4,157,111	84,430	4,241,541